Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2024	$ 3,090		$ 19,055,297	$ 745,590	$ (1,695,174)	$ 3,389,754	$ 21,498,557
Balance, shares at Mar. 31, 2024	15,449,451
Net loss for the period						(2,936,434)	(2,936,434)
Foreign currency translation adjustment					195,024		195,024
Shares issued to management	$ 96		436,704				436,800
Shares issued to management, shares	480,000
Balance at Sep. 30, 2024	$ 3,186		19,492,001	745,590	(1,500,150)	453,320	19,193,947
Balance, shares at Sep. 30, 2024	15,929,451
Balance at Mar. 31, 2025	$ 3,186		17,872,227	40,590	62,260	(4,232,288)	13,745,975
Balance, shares at Mar. 31, 2025	15,929,451
Net loss for the period						(1,000,714)	(1,000,714)
Shares issued to the Chief Executive Officer and Chairman of the Board of Directors of the Company		$ 200	(200)
Shares issued to the Chief Executive Officer and Chairman of the Board of Directors of the Company, shares		1,000,000
Foreign currency translation adjustment					103,683		103,683
Balance at Sep. 30, 2025	$ 3,186	$ 200	$ 17,872,027	$ 40,590	$ 165,943	$ (5,233,002)	$ 12,848,944
Balance, shares at Sep. 30, 2025	15,929,451	1,000,000